One Post Office Square, Boston, MA 02109

800.836.2414 calvert.com

2050 M Street NW, Washington, DC 20036

202.238.2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Variable Series, Inc. (the “Registrant”) (1933 Act File No. 002-80154) certifies (a) that the forms of prospectus and statement of additional information dated May 1, 2024 used with respect to the following series of the Registrant do not differ from those contained in Post-Effective Amendment No. 87 (“Amendment No. 87”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 87 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-24-000385) on April 25, 2024:

Calvert VP SRI Balanced Portfolio

Calvert VP SRI Mid Cap Portfolio

CALVERT VARIABLE SERIES, INC.

By: /s/ Deidre E. Walsh

Deidre E. Walsh

Secretary

Date: May 2, 2024

Calvert mutual funds are distrusted by Eaton Vance Distributors Inc., Member FINRA/SIPC. One Post Office Square, Boston, MA 02109.